Leases - Lease Cost (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Leases [Abstract]
Operating lease costs	$ 355
Weighted average discount rate	5.00%
Weighted average remaining lease term	3 years 3 months 18 days